Share-based Compensation (Details) - Schedule of changes in the status of total outstanding options under 521 plan - Options Plan 521 [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-based Compensation (Details) - Schedule of changes in the status of total outstanding options under 521 plan [Line Items]
Number of options, Outstanding, beginning | shares
Weighted average exercise price, Outstanding, beginning (in Dollars per share) | $ / shares
Weighted average remaining contractual life, Outstanding, beginning
Number of options, Granted | shares	4,000,000,000
Weighted average exercise price, Granted (in Dollars per share) | $ / shares	$ 0.2305
Weighted average remaining contractual life, Granted	6 years 2 months 8 days
Number of options, Exercised | shares
Weighted average exercise price, Exercised (in Dollars per share) | $ / shares
Weighted average remaining contractual life, Exercised
Forfeited | shares
Forfeited (in Dollars per share) | $ / shares
Forfeited
Number of options, Outstanding, Ending | shares	4,000,000,000
Weighted average exercise price, Outstanding, Ending (in Dollars per share) | $ / shares	$ 0.2305
Weighted average remaining contractual life, Outstanding, Ending	6 years 2 months 8 days